FINANCIAL INSTRUMENTS (Schedule of fair value of financial liabilities) (Details) - USD ($) $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025		Dec. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Exercise of pre-funded warrants	$ 0	$ 389	[1]
Warrants and pre-funded warrants liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at beginning of period	706	$ 2,876		$ 2,876
Change in fair value of pre-funded warrants	0			(136)
Exercise of pre-funded warrants	0			(389)
Change in fair value of Existing Warrants	(110)			(1,645)
Modification of Existing Warrants	(562)			0
Exercise Of Existing Warrants	(34)			0
Initial Recognition Of New Warrants	2,657			0
Change in fair value of New Warrants	(1,998)			0
Financial liabilities at end of period	$ 659			$ 706

[1]	Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.